Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 358,538	kr 367,723
Financial liabilities at fair value	330,196	339,240
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	313,931	318,900
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	8,271	26,536	kr 32,555
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	12,637	13,187
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	33,136	41,975
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	22,531	10,820
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	10,605	31,155
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	20,499	28,788
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	12,228	2,252
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	8,271	26,536
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	12,637	13,187
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	10,303	8,568
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	2,334	4,619
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	59,518	82,496
Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	18,191	23,708
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	41,272	58,685
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	55	103
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	11,525	15,048
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	11,525	15,048
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	1,030	2,366
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,495	12,682
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	41,561	57,144
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	41,561	57,144
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	17,161	21,342
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	24,400	35,802
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,432	10,304
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,432	10,304
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,377	10,201
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 55	kr 103